Costs and Expenses by Nature (Details) - Schedule of salaries, wages and fringe benefits comprise - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Schedule of Salaries Wages and Fringe Benefits Comprise [Abstract]
Salaries		S/ 1,056,969	S/ 1,068,013
Legal bonuses		87,357	96,612
Social contributions		73,371	75,395
Employee’s severance indemnities		58,072	66,827
Vacations		47,331	49,409
Workers’ profit sharing	[1]	6,700	8,888
Indemnities Payable		6,436	9,322
Per diem		3,334	6,096
Others		12,350	14,472
Total		S/ 1,351,920	S/ 1,395,034

[1]	The average number of employees of the Corporation during 2021 and 2022 was 18,028 and 16,211, respectively.